Expense Example - FidelityOTCPortfolio-RetailPRO - FidelityOTCPortfolio-RetailPRO - Fidelity OTC Portfolio - Fidelity OTC Portfolio	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978